Share Capital And Share Premium	6 Months Ended
Jun. 30, 2019
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

6        Share Capital and Share Premium

The authorised share capital of Globus consisted of the following:

	June 30,	December 31,
	2019	2018
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share. Each holder of Class B shares may convert, at its option, any or all of the Class B shares held by such holder into an equal number of common shares.

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2019	3,209,327	13
Issued during the period for share based compensation (Note 9)	5,780	-
Issuance of common stocks due conversion of loan	1,132,191	4
As at June 30, 2019	4,347,298	17

Common Shares issued and fully paid	Number of shares	USD
As at January 1, 2018	3,163,042	13
Issued during the period for share based compensation (Note 9)	3,327	-
Issuance of common stocks due to exercise of warrants	37,500	-
As at June 30, 2018	3,203,869	13

As of June 30, 2019 and 2018 the Company had no Class B common shares and no Preferred shares outstanding.

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the acquisition of non-controlling interest, the effects of the Globus initial and follow-on public offerings and the effects of the share based payments described in Note 9. At June 30, 2019 and December 31, 2018 Globus share premium amounted to $143,486 and $140,334, respectively.

As of June 30, 2019, in connection with the February 2017 private placement, the February 2017 Warrants outstanding had expired unexercised.

As of June 30, 2018, in connection with the February 2017 private placement, the Company had 3,052,320 of the February 2017 Warrants outstanding to purchase an aggregate of 3,052,320 common shares.

Further to the February 2017 private placement an investor, other than Firment Shipping Inc. and Silaner Investments Limited, partially exercised in January 2018 its warrants, purchasing 37,500 of the Company’s common shares for aggregate gross proceeds to the Company of approximately $600.

As of June 30, 2019 and 2018, in connection with the October 2017 private placement, the Company had 1,250,000 of the October 2017 Warrants(as described in 2018 Annual Report) outstanding to purchase an aggregate of 1,250,000 common shares.

October 2017 Warrants are exercisable for 24 months after their respective issuance. Under the terms of the warrants, all warrant holders (other than Firment Shipping Inc., which has no such restriction in its warrants) may not exercise their warrants to the extent such exercise would cause such warrant holder, together with its affiliates and attribution parties, to beneficially own a number of common shares which would exceed 4.99% (which may be increased, but not to exceed 9.99%) of the Company’s then outstanding common shares immediately following such exercise, excluding for purposes of such determination common shares issuable upon exercise of the warrants which have not been exercised. This provision does not limit a warrant holder from acquiring up to 4.99% of the Company’s common shares, selling all of their common shares, and re-acquiring up to 4.99% of the Company’s common shares.